Submission	Aug. 01, 2024
Submission [Line Items]
Central Index Key	0001860742
Registrant Name	Bausch & Lomb Corporation
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES
Securities 424I N/A	N/A